CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ₨ in Millions, $ in Millions	INR (₨)	USD ($)	Share capital[member] INR (₨)		Share capital[member] USD ($)	[5]	Share premium [member] INR (₨)		Share premium [member] USD ($)	[5]	Treasury shares [member] INR (₨)		Treasury shares [member] USD ($)	[5]	Share based payments reserve [member] INR (₨)	Share based payments reserve [member] USD ($)	Fair value reserve [Member] INR (₨) [1]	Fair value reserve [Member] USD ($)	[1]	Foreign currency translation reserve [member] INR (₨)	Foreign currency translation reserve [member] USD ($)	Hedging reserve [member] INR (₨)	Hedging reserve [member] USD ($)	Capital redemption reserve [member] INR (₨)	Capital redemption reserve [member] USD ($)	Special Economic Zone Reinvestment Reserve [Member] INR (₨) [2]	Special Economic Zone Reinvestment Reserve [Member] USD ($)	[2]	Debenture Redemption Reserve [Member] INR (₨) [3]	Debenture Redemption Reserve [Member] USD ($)	[3]	Actuarial gains/ (losses) [member] INR (₨)	Actuarial gains/ (losses) [member] USD ($)	Retained earnings [member] INR (₨)	Retained earnings [member] USD ($)
Beginning Balance at Mar. 31, 2021	₨ 173,062		₨ 832				₨ 8,887				₨ (1,967)				₨ 1,461		₨ 1,540			₨ 5,049		₨ 241		₨ 173		₨ 1,326			₨ 0			₨ (503)		₨ 156,023
Total comprehensive income
Profit for the year	23,568		0				0				0				0		0			0		0		0		0			0			0		23,568
Net change in fair value of equity and debt instruments, net of tax benefit	(3,241)		0				0				0				0		(3,241)			0		0		0		0			0			0		0
Foreign currency translation adjustments, net of tax (expense)/benefit	(214)		0				0				0				0		0			(214)		0		0		0			0			0		0
Effective portion of changes in fair value of cash flow hedges, net of tax expense/(benefit)	594		0				0				0				0		0			0		594		0		0			0			0		0
Actuarial loss on post-employment benefit obligations, net of tax (expense)/benefit	(22)		0				0				0				0		0			0		0		0		0			0			(22)		0
Total comprehensive income for the year	20,685		0				0				0				0		(3,241)			(214)		594		0		0			0			(22)		23,568
Transactions with owners of the Company
Issue of equity shares on exercise of options	334		0	[4]			393				366				(425)		0			0		0		0		0			0			0		0
Share-based payment expense	592		0				0				0				592		0			0		0		0		0			0			0		0
Dividend paid	(4,146)		0				0				0				0		0			0		0		0		0			0			0		(4,146)
Total transactions with owners of the Company	(3,220)		0	[4]			393				366				167		0			0		0		0		0			0			0		(4,146)
Transfer from special economic zone re-investment reserve on utilization	0		0				0				0				0		0			0		0		0		(571)			0			0		571
Transfer to debenture redemption reserve	0		0				0				0				0		0			0		0		0		0			304			0		(304)
Total (D)	0		0				0				0				0		0			0		0		0		(571)			304			0		267
Ending Balance at Mar. 31, 2022	190,527		832	[5]			9,280	[5]			(1,601)	[5]			1,628		(1,701)			4,835		835		173		755			304			(525)		175,712
Total comprehensive income
Profit for the year	45,067		0	[5]			0	[5]			0	[5]			0		0			0		0		0		0			0			0		45,067
Net change in fair value of equity and debt instruments, net of tax benefit	(724)		0	[5]			0	[5]			0	[5]			0		(724)			0		0		0		0			0			0		0
Foreign currency translation adjustments, net of tax (expense)/benefit	898		0	[5]			0	[5]			0	[5]			0		0			898		0		0		0			0			0		0
Effective portion of changes in fair value of cash flow hedges, net of tax expense/(benefit)	(551)		0	[5]			0	[5]			0	[5]			0		0			0		(551)		0		0			0			0		0
Actuarial loss on post-employment benefit obligations, net of tax (expense)/benefit	(12)		0	[5]			0	[5]			0	[5]			0		0			0		0		0		0			0			(12)		0
Total comprehensive income for the year	44,678		0	[5]			0	[5]			0	[5]			0		(724)			898		(551)		0		0			0			(12)		45,067
Transactions with owners of the Company
Issue of equity shares on exercise of options	157		1	[5]			361	[5]			168	[5]			(373)		0			0		0		0		0			0			0		0
Share-based payment expense	397		0	[5]			0	[5]			0	[5]			397		0			0		0		0		0			0			0		0
Sale of treasury shares	211		0	[5]			47	[5]			164	[5]			0		0			0		0		0		0			0			0		0
Dividend paid	(4,979)		0	[5]			0	[5]			0	[5]			0		0			0		0		0		0			0			0		(4,979)
Total transactions with owners of the Company	(4,214)		1	[5]			408	[5]			332	[5]			24		0			0		0		0		0			0			0		(4,979)
Transfer to special economic zone re-investment reserve	0		0	[5]			0	[5]			0	[5]			0		0			0		0		0		752			0			0		(752)
Transfer from special economic zone re-investment reserve on utilization	0		0	[5]			0	[5]			0	[5]			0		0			0		0		0		(621)			0			0		621
Transfer to debenture redemption reserve	0		0	[5]			0	[5]			0	[5]			0		0			0		0		0		0			76			0		(76)
Total (D)	0		0	[5]			0	[5]			0	[5]			0		0			0		0		0		131			76			0		(207)
Ending Balance at Mar. 31, 2023	230,991		833	[5]			9,688	[5]			(1,269)	[5]			1,652		(2,425)			5,733		284		173		886			380			(537)		215,593
Total comprehensive income
Profit for the year	55,684	$ 668	0	[5]			0	[5]			0	[5]			0		0			0		0		0		0			0			0		55,684
Net change in fair value of equity and debt instruments, net of tax benefit	(12)		0	[5]			0	[5]			0	[5]			0		(27)			0		0		0		0			0			0		15
Foreign currency translation adjustments, net of tax (expense)/benefit	(318)		0	[5]			0	[5]			0	[5]			0		0			(318)		0		0		0			0			0		0
Effective portion of changes in fair value of cash flow hedges, net of tax expense/(benefit)	(353)		0	[5]			0	[5]			0	[5]			0		0			0		(353)		0		0			0			0		0
Actuarial loss on post-employment benefit obligations, net of tax (expense)/benefit	(6)		0	[5]			0	[5]			0	[5]			0		0			0		0		0		0			0			(6)		0
Total comprehensive income for the year	54,995	660	0	[5]			0	[5]			0	[5]			0		(27)			(318)		(353)		0		0			0			(6)		55,699
Transactions with owners of the Company
Issue of equity shares on exercise of options	805		1	[5]			1,077	[5]			278	[5]			(551)		0			0		0		0		0			0			0		0
Share-based payment expense	407		0	[5]			0	[5]			0	[5]			407		0			0		0		0		0			0			0		0
Dividend paid	(6,648)		0	[5]			0	[5]			0	[5]			0		0			0		0		0		0			0			0		(6,648)
Total transactions with owners of the Company	(5,436)		1	[5]			1,077	[5]			278	[5]			(144)		0			0		0		0		0			0			0		(6,648)
Transfer from special economic zone re-investment reserve on utilization	0		0	[5]			0	[5]			0	[5]			0		0			0		0		0		(233)			0			0		233
Transfer to debenture redemption reserve	0		0	[5]			0	[5]			0	[5]			0		0			0		0		0		0			(380)			0		380
Total (D)	0		0	[5]			0	[5]			0	[5]			0		0			0		0		0		(233)			(380)			0		613
Ending Balance at Mar. 31, 2024	₨ 280,550	3,366	₨ 834	[5]			₨ 10,765	[5]			₨ (991)	[5]			₨ 1,508		₨ (2,452)			₨ 5,415		₨ (69)		₨ 173		₨ 653			₨ 0			₨ (543)		₨ 265,257
Transactions with owners of the Company
Convenience translation into U.S.$ (See note 2(d)) | $		$ 3,366			$ 10				$ 129				$ (12)			$ 18		$ (29)			$ 65		$ (1)		$ 2		$ 8			$ 0			$ (7)		$ 3,183

[1]	Represents mark to market gain or loss on financial assets classified as fair value through other comprehensive income (“FVTOCI”). Depending on the category and type of the financial asset, the mark to market gain or loss is either reclassified to the income statement or to retained earnings upon disposal of the investment.
[2]	The Company has created a Special Economic Zone (“SEZ”) Reinvestment Reserve out of profits of its eligible SEZ Units in accordance with the terms of Section 10AA(1) of the Indian Income Tax Act, 1961. This reserve is to be utilized by the Company for acquiring Plant and Machinery in accordance with Section 10AA(2) of such Act.
[3]	The Company has created a Debenture Redemption Reserve out of profits of its subsidiary Aurigene Pharmaceutical Services Limited that issued debentures in accordance with the terms of Section 18(7)(iv) & 18(7)(v) AA(1) of the of Companies (Share Capital and Debentures) Rules, 2014. This reserve is to be utilized by the Company for redemption of debentures. During the year ended March 31, 2024, upon redemption of debentures the Company has transferred the balance from the Debenture Redemption Reserve to Retained earnings.
[4]	Rounded to the nearest million
[5]	Refer to Note 33 (“Merger of Dr. Reddy’s Holdings Limited into Dr. Reddy’s Laboratories Limited”) of these consolidated financial statements.